Borrowings (Details) $ in Millions, $ in Millions	Jun. 30, 2023 ARS ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 ARS ($)	Jun. 30, 2021 ARS ($)
Statement [Line Items]
Total non-current borrowings		$ 67,324	$ 28,138
Total current borrowings	$ 40,617		132,974
Borrowings total amount	107,941		161,112	$ 219,648
NCN [Member]
Statement [Line Items]
Borrowings total amount	96,599		142,749
Bank loans [Member]
Statement [Line Items]
Borrowings total amount	2,575		2,182
Other Borrowings [Member]
Statement [Line Items]
Borrowings total amount	1,720		3,061
Loans with Non-controlling Interests [Member]
Statement [Line Items]
Borrowings total amount	455		463
Bank Overdrafts [Member]
Statement [Line Items]
Borrowings total amount	6,592		12,657
Book value [Member]
Statement [Line Items]
Borrowings total amount	107,941		161,112
At Fair Value [Member]
Statement [Line Items]
Borrowings total amount	108,619		152,922
At Fair Value [Member] | NCN [Member]
Statement [Line Items]
Borrowings total amount	97,277		134,546
At Fair Value [Member] | Other Borrowings [Member]
Statement [Line Items]
Borrowings total amount	1,720		3,061
At Fair Value [Member] | Loans with Non-controlling Interests [Member]
Statement [Line Items]
Borrowings total amount	455		463
At Fair Value [Member] | Bank Overdrafts [Member]
Statement [Line Items]
Borrowings total amount	6,592		12,657
At Fair Value [Member] | Bank Loans [Member]
Statement [Line Items]
Borrowings total amount	$ 2,575		$ 2,195